LOAN FROM NON-RELATED PARTIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
LOAN FROM NON-RELATED PARTIES [Abstract]
Loans from non-related parties	$ 39,722
Advances from non-affiliate	$ 28,550